Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Land	$ 56	$ 57
Buildings	533	527
Leasehold and land improvements	1,404	1,314
Cable and wire	2,195	1,996
Network and switching equipment	2,634	2,507
Cell site equipment	4,017	3,708
Office furniture and equipment	394	387
Other operating assets and equipment	189	174
System development	1,709	1,604
Work in process	528	590
Total property, plant and equipment, gross	13,659	12,864
Accumulated depreciation and amortization	(9,687)	(9,337)
Property, plant and equipment, net	3,972	3,527
Depreciation and amortization expense	862	890	$ 839
(Gain) loss on asset disposals, net	$ 27	$ 12	$ 9
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cable and wire | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
Cable and wire | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Network and switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Network and switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years